Goodwill and Other Intangible Assets - Weighted Average Remaining Useful Life (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	11 years 8 months	6 years 1 month
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	12 years	0 years
Other intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years 6 months	6 years 1 month